DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments

July 31, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 95.4%
Brazil — 3.2%
Banco do Brasil SA*	53,900	$348,618
Hypera SA*	28,200	194,774
Petrobras Distribuidora SA	30,700	134,181
YDUQS Participacoes SA	15,600	100,899

		778,472

China — 38.1%
Alibaba Group Holding, Ltd., SP ADR*	8,880	2,229,058
China Communications Services Corp., Ltd., Class H	560,000	363,035
China Construction Bank Corp., Class H	809,000	589,867
China Lesso Group Holdings, Ltd.	253,000	489,480
China Maple Leaf Educational Systems, Ltd.	394,000	136,505
China Oriental Group Co., Ltd.	638,000	184,741
China Overseas Land & Investment, Ltd.	136,000	414,414
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	28,100	122,071
Chinasoft International, Ltd.*	198,000	151,024
CNOOC, Ltd.	314,000	331,427
Dali Foods Group Co., Ltd.(a)	361,500	220,932
Dongfeng Motor Group Co., Ltd., Class H	322,000	230,514

	Number of Shares	Value

COMMON STOCKS — (Continued)
China — (Continued)
Haier Electronics Group Co., Ltd.	148,000	$514,272
Haitian International Holdings, Ltd.	80,001	184,073
Industrial & Commercial Bank of China, Ltd., Class H	236,000	138,282
JOYY, Inc., ADR*	3,022	241,216
LexinFintech Holdings, Ltd., ADR*	11,484	97,729
Livzon Pharmaceutical Group, Inc., Class H	43,470	204,414
Lonking Holdings, Ltd.	783,000	257,923
PICC Property & Casualty Co., Ltd., Class H	261,000	206,253
Ping An Insurance Group Co. of China, Ltd., Class H	46,000	485,356
Sinopec Engineering Group Co., Ltd., Class H	472,500	209,440
Sinopharm Group Co., Ltd., Class H	56,400	134,417
Tencent Holdings, Ltd.	17,000	1,166,170

		9,302,613

Czech Republic — 0.6%
Komercni banka AS*	6,950	161,194

Greece — 1.3%
JUMBO SA	16,171	315,513

India — 5.9%
HCL Technologies, Ltd.	61,773	580,778
ICICI Bank, Ltd., SP ADR*	19,289	181,124
Just Dial, Ltd.*	42,944	210,341

See accompanying Notes to the Quarterly Portfolio of Investments.

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments (Continued)

July 31, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
India — (Continued)
Reliance Industries, Ltd., SP GDR(a)	8,550	$468,360

		1,440,603

Indonesia — 1.3%
Bank Rakyat Indonesia Persero Tbk PT	634,484	137,820
Media Nusantara Citra Tbk PT	3,101,500	174,428

		312,248

Kazakhstan — 1.0%
Halyk Savings Bank of Kazakhstan JSC, GDR	21,126	235,769

Malaysia — 0.8%
Bermaz Auto Bhd	266,200	88,585
Malayan Banking Bhd	58,860	106,557

		195,142

Mexico — 1.8%
Kimberly-Clark de Mexico SAB de CV, Class A	146,200	240,371
Ternium SA, SP ADR*	14,709	211,957

		452,328

Russia — 3.8%
Ros Agro PLC, GDR	16,726	160,141
Sberbank of Russia PJSC, SP ADR*	41,820	496,249
Tatneft PJSC, SP ADR*	5,952	264,920

		921,310

Saudi Arabia — 1.3%
Saudi British Bank (The)	17,738	114,480
Saudia Dairy & Foodstuff Co.	4,351	204,375

		318,855

	Number of Shares	Value

COMMON STOCKS — (Continued)
South Africa — 8.6%
Absa Group, Ltd.	25,401	$117,722
Bid Corp., Ltd.	19,174	316,251
MultiChoice Group, Ltd.*	37,196	229,202
Naspers, Ltd., N Shares	5,952	1,082,974
Nedbank Group, Ltd.	14,162	86,918
Old Mutual, Ltd.	166,288	111,661
Sasol, Ltd.*	15,177	122,685
Tsogo Sun Gaming, Ltd.	131,399	24,736

		2,092,149

South Korea — 11.6%
Hyundai Mipo Dockyard Co., Ltd.	4,771	125,338
Hyundai Mobis Co., Ltd.	2,116	366,146
Hyundai Motor Co.	3,200	341,314
Samsung Electronics Co., Ltd.	30,934	1,511,864
Shinhan Financial Group Co., Ltd.	13,696	343,677
SK Innovation Co., Ltd.	1,406	150,428

		2,838,767

Taiwan — 13.4%
CTBC Financial Holding Co., Ltd.	511,918	339,014
Hon Hai Precision Industry Co., Ltd.	202,164	540,309
Novatek Microelectronics Corp.	45,692	452,938
Taiwan Semiconductor Manufacturing Co., Ltd.	128,000	1,862,861
TCI Co., Ltd.	9,191	88,803

		3,283,925

Thailand — 0.8%
Kasikornbank PCL, NVDR	34,071	88,782

See accompanying Notes to the Quarterly Portfolio of Investments.

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments (Concluded)

July 31, 2020

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Thailand — (Continued)
Major Cineplex Group PCL	245,900	$112,966

		201,748

Turkey — 1.9%
KOC Holding AS	61,063	141,526
Tofas Turk Otomobil Fabrikasi AS	41,752	151,771
Turkcell Iletisim Hizmetleri AS	81,470	172,937

		466,234

TOTAL COMMON STOCKS (Cost $20,629,751)		23,316,870

PREFERRED STOCKS — 1.7%
Brazil — 1.0%
Petroleo Brasileiro SA	59,000	251,877

Chile — 0.7%
Embotelladora Andina SA, Class B	63,255	158,752

TOTAL PREFERRED STOCKS (Cost $404,577)		410,629

EXCHANGE TRADED FUND — 2.1%
iShares MSCI Emerging Market Index Fund	11,612	502,683

TOTAL EXCHANGE TRADED FUND (Cost $477,971)		502,683

Value

TOTAL INVESTMENTS - 99.2% (Cost $21,512,299)	$24,230,182
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%	199,455

NET ASSETS - 100.0%	$24,429,637

*	Non-income producing.
(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2020, these securities amounted to $689,292 or 2.82% of net assets. These securities have been determined by the Adviser to be liquid securities.

ADR	American Depository Receipt
GDR	Global Depository Receipt
JSC	Joint Stock Company
NVDR	Non-voting Depository Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt
SP GDR	Sponsored Global Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments

July 31, 2020

(Unaudited)

	Par* Value		Value

CORPORATE BONDS AND NOTES — 16.7%
Austria — 0.0%
OGX Austria GmbH 8.38%, 04/01/2022(a)(b)		$200,000	$20

China — 4.4%
China Evergrande Group 8.75%, 06/28/2025		250,000	208,131
Sinochem Overseas Capital Co., Ltd. 4.50%, 11/12/2020		100,000	100,837

			308,968

Israel — 3.3%
Israel Electric Corp., Ltd. 6.88%, 06/21/2023(c)		200,000	229,164

Netherlands — 3.4%
Petrobras Global Finance BV 7.38%, 01/17/2027		100,000	117,480
Petrobras Global Finance BV 6.88%, 01/20/2040		100,000	110,875
Petrobras Global Finance BV 6.85%, 06/05/2115		10,000	10,580

			238,935

Russia — 5.3%
Gazprom PJSC Via Gaz Capital SA 8.63%, 04/28/2034		150,000	229,500
Russian Railways Via RZD Capital PLC 7.90%, 10/19/2024	RUB	10,000,000	143,404

			372,904

Venezuela — 0.3%
Petroleos de Venezuela SA 6.00%, 11/15/2026(a)(b)(c)		300,000	7,500
Petroleos de Venezuela SA 6.00%, 11/15/2026(a)(b)		100,000	2,500

	Par* Value		Value

CORPORATE BONDS AND NOTES — (Continued)
Venezuela — (Continued)
Petroleos de Venezuela SA 5.38%, 04/12/2027(a)(b)		$350,000	$8,750

			18,750

TOTAL CORPORATE BONDS AND NOTES (Cost $1,611,432)			1,168,741

FOREIGN GOVERNMENT BONDS AND NOTES — 68.8%
Argentina — 4.3%
Argentine Republic Government International Bond 6.88%, 01/26/2027		460,000	194,350
Argentine Republic Government International Bond 5.88%, 01/11/2028		70,000	29,400
Argentine Republic Government International Bond 7.63%, 04/22/2046		190,000	80,750

			304,500

Brazil — 3.8%
Brazil Notas Do Tesouro Nacional Serie F 10.00%, 01/01/2021	BRL	1,000,000	197,762
Brazil Notas Do Tesouro Nacional Serie F 10.00%, 01/01/2027	BRL	290,000	67,234

			264,996

See accompanying Notes to the Quarterly Portfolio of Investments.

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Continued)

July 31, 2020

(Unaudited)

	Par* Value	Value

FOREIGN GOVERNMENT BONDS AND NOTES — (Continued)
Costa Rica — 2.7%
Costa Rica Government International Bond 4.25%, 01/26/2023	$200,000	$191,200

Croatia — 3.3%
Croatia Government International Bond 6.00%, 01/26/2024	200,000	232,000

Dominican Republic — 3.2%
Dominican Republic International Bond 7.45%, 04/30/2044	200,000	225,100

Ecuador — 1.4%
Ecuador Government International Bond 7.88%, 01/23/2028	200,000	100,000

Egypt — 7.6%
Egypt Government International Bond 6.88%, 04/30/2040	100,000	91,590
Egypt Government International Bond 8.70%, 03/01/2049(c)	250,000	247,286
Egypt Government International Bond 8.70%, 03/01/2049	200,000	197,829

		536,705

Hungary — 1.2%
Hungary Government International Bond 7.63%, 03/29/2041	50,000	87,265

	Par* Value		Value

FOREIGN GOVERNMENT BONDS AND NOTES — (Continued)
Jordan — 3.0%
Jordan Government International Bond 7.38%, 10/10/2047		$200,000	$208,847

Lebanon — 0.7%
Lebanon Government International Bond 6.38%, 03/09/2020(b)		50,000	8,983
Lebanon Government International Bond 6.00%, 01/27/2023(b)		70,000	11,214
Lebanon Government International Bond 6.20%, 02/26/2025(b)		175,000	28,547

			48,744

Malaysia — 0.6%
Malaysia Government Bond 3.89%, 08/15/2029	MYR	150,000	39,121

Mexico — 9.8%
Mexican Bonos 10.00%, 12/05/2024	MXN	1,200,000	64,596
Mexican Bonos 8.50%, 05/31/2029	MXN	500,000	26,815
Mexican Bonos 10.00%, 11/20/2036	MXN	1,000,000	61,331
Petroleos Mexicanos 6.50%, 06/02/2041		125,000	100,438
Petroleos Mexicanos 5.50%, 06/27/2044		200,000	153,588
Petroleos Mexicanos 5.63%, 01/23/2046		50,000	37,950
Petroleos Mexicanos 6.75%, 09/21/2047		25,000	20,312

See accompanying Notes to the Quarterly Portfolio of Investments.

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Continued)

July 31, 2020

(Unaudited)

	Par* Value	Value

FOREIGN GOVERNMENT BONDS AND NOTES — (Continued)
Mexico — (Continued)
Petroleos Mexicanos 7.69%, 01/23/2050	$250,000	$219,825

		684,855

Morocco — 3.0%
Morocco Government International Bond 4.25%, 12/11/2022(c)	200,000	209,932

Nigeria — 2.7%
Nigeria Government International Bond 6.50%, 11/28/2027(c)	200,000	190,212

Oman — 2.7%
Oman Government International Bond 4.75%, 06/15/2026	200,000	186,280

Pakistan — 1.4%
Pakistan Government International Bond 7.88%, 03/31/2036	100,000	95,636

Romania — 1.0%
Romanian Government International Bond 6.13%, 01/22/2044	50,000	68,250

Saudi Arabia — 3.3%
Saudi Government International Bond 3.75%, 01/21/2055(c)	200,000	230,370

South Africa — 2.7%
Eskom Holdings SOC, Ltd. 6.75%, 08/06/2023	200,000	191,660

	Par* Value	Value

FOREIGN GOVERNMENT BONDS AND NOTES — (Continued)
Turkey — 4.0%
Turkey Government International Bond 7.38%, 02/05/2025	$100,000	$101,560
Turkey Government International Bond 5.13%, 02/17/2028	200,000	176,660

		278,220

Ukraine — 6.4%
Privatbank CJSC Via UK SPV Credit Finance PLC 10.25%, 01/23/2018(b)	160,000	43,440
Ukraine Government International Bond 0.00%, 05/31/2040(c)(d)	50,000	43,850
Ukreximbank Via Biz Finance PLC, 6-M LIBOR + 7.00%, 7.29%, 02/09/2023(c)(d)	105,000	103,971
Ukreximbank Via Biz Finance PLC 9.75%, 01/22/2025(c)	250,000	256,750

		448,011

Venezuela — 0.0%
Venezuela Government International Bond 7.00%, 12/01/2018(a)(b)	50,000	3,425

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES (Cost $5,842,607)		4,825,329

See accompanying Notes to the Quarterly Portfolio of Investments.

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Continued)

July 31, 2020

(Unaudited)

	Par* Value	Value

U.S. TREASURY OBLIGATIONS — 6.5%
U.S. Treasury Notes — 6.5%
2.25%, 08/15/2027	$200,000	$225,828
2.25%, 11/15/2027	200,000	226,477
TOTAL U.S. TREASURY OBLIGATIONS (Cost $396,473)		452,305

	Number of Shares
COMMON STOCKS — 0.0%
Brazil — 0.0%
Dommo Energia SA, SP ADR(a)	31	80

TOTAL COMMON STOCKS (Cost $ — )		80

TOTAL INVESTMENTS - 92.0% (Cost $7,850,512)		6,446,455
OTHER ASSETS IN EXCESS OF
LIABILITIES - 8.0%		564,011

NET ASSETS - 100.0%		$7,010,466

*	Par amount denominated in USD unless otherwise noted.
(a)	Security is deemed illiquid at July 31, 2020.
(b)	Securities are currently in default. Investments with a total aggregate value of $114,379 or 1.63% of net assets were in default as of July 31, 2020.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2020 these securities amounted to $1,519,035 or 21.67% of net assets. These securities have been determined by the Adviser to be liquid securities.

(d)

Variable rate investments. The rate shown is based on the latest available information as of July 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate or spread in their description.

See accompanying Notes to the Quarterly Portfolio of Investments.

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Concluded)

July 31, 2020

(Unaudited)

Forward foreign currency contracts outstanding as of July 31, 2020 were as follows:

Currency Purchased	Currency Sold	Expiration	Counterparty	Unrealized Depreciation
USD 70,703	EUR 62,409	09/10/20	CIBC	$(2,876)

BRL	Brazilian Real
CIBC	Canadian Imperial Bank of Commerce
CJSC	Closed Joint Stock Company
EUR	Euro
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
MYR	Malaysian Ringgit
PJSC	Public Joint Stock Company
PLC	Public Limited Company
RUB	Russian Ruble
SP ADR	Sponsored American Depository Receipt
USD	United States Dollar
6-M	Six Months

See accompanying Notes to the Quarterly Portfolio of Investments.

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments

July 31, 2020

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The DuPont Capital Emerging Markets Fund and the DuPont Capital Emerging Markets Debt Funds’ (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the FundVantage Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service approved by the Board of Trustees. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates market value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determine the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Forward exchange contracts are valued at the forward rate. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2020

(Unaudited)

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 —	quoted prices in active markets for identical securities;

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The fair value of each Fund’s bonds is generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2020

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2020, in valuing each Fund’s investments carried at fair value:

	DuPont Capital Emerging Markets Fund
	Total Value at 07/31/20	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Brazil	$778,472	$778,472	$—	$—
China	9,302,613	2,568,003	6,734,610	—
Czech Republic	161,194	—	161,194	—
Greece	315,513	—	315,513	—
India	1,440,603	181,124	1,259,479	—
Indonesia	312,248	—	312,248	—
Kazakhstan	235,769	—	235,769	—
Malaysia	195,142	—	195,142	—
Mexico	452,328	452,328	—	—
Russia	921,310	—	921,310	—
Saudi Arabia	318,855	—	318,855	—
South Africa	2,092,149	—	2,092,149	—
South Korea	2,838,767	—	2,838,767	—
Taiwan	3,283,925	—	3,283,925	—
Thailand	201,748	—	201,748	—
Turkey	466,234	151,771	314,463	—
Preferred Stocks	410,629	410,629	—	—
Exchange Traded Fund	502,683	502,683	—	—

Total Investments	$24,230,182	$5,045,010	$19,185,172	$—

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2020

(Unaudited)

	DuPont Capital Emerging Markets Debt Fund

Assets	Total Value at 07/31/20	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$1,168,741	$—	$1,168,741	$—
Foreign Government Bonds and Notes.	4,825,329	—	4,825,329	—
U.S. Treasury Obligations	452,305	—	452,305	—
Common Stocks	80	—	80	—

Total Assets	$6,446,455	$—	$6,446,455	$—

Liabilities	Total Value at 07/31/20	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts.	$(2,876)	$—	$(2,876)	$—

Total Liabilities	$(2,876)	$—	$(2,876)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2020

(Unaudited)

investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when each Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

Forward Foreign Currency Contracts — A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. The Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract.

For the period ended July 31, 2020, the average monthly volume of forward foreign currency contracts of the DuPont Capital Emerging Markets Debt Fund was as follows:

Forward Foreign Currency Contracts - Sold
$68,432

B. Federal Tax Cost

As of July 31, 2020, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

	Federal Tax Cost*	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
DuPont Capital Emerging Markets Fund	$21,512,299	$5,729,893	$(3,012,010)	$2,717,883
DuPont Capital Emerging Markets Debt Fund	7,850,512	396,810	(1,800,867)	(1,404,057)

*

Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2020

(Unaudited)

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.